SUPPLEMENTARY CASH FLOW INFORMATION (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of supplementary cash flow information [Abstract]
Cash on hand and at bank	$ 67,215	$ 31,281
Bank term deposits and GICs	226	17,918
Total cash and cash equivalents	$ 67,441	$ 49,199	$ 73,003